Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	$ 54,074	$ 64,783	$ 84,022
Profit (loss)	6,810	9,465	9,548
Loss before income taxes	(1,663)	(979)	(7,732)
Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	(1,133)	(1,582)	(1,700)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	27,775	29,898	44,326
Profit (loss)	(1,784)	(1,007)	(6,662)
Injection Molded Plastic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	1,050	1,560	1,553
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	26,740	35,371	41,231
Profit (loss)	570	984	(625)
Electronic Products [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	83	22	141
Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	692	1,096	165
Profit (loss)	(449)	(956)	(445)
Metallic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales			6
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	55,207	66,365	85,722
Profit (loss)	$ (1,663)	$ (979)	$ (7,732)